Debt Obligations, net	12 Months Ended
Dec. 31, 2016
Debt Disclosure [Abstract]
Debt Obligations, net
Debt Obligations, net

As of December 31, 2016 and 2015, the Company's debt obligations were as follows ($ in thousands):

	Carrying Value as of December 31,		Stated Interest Rates		Scheduled Maturity Date
	2016	2015
Secured credit facilities and mortgages:
2015 $250 Million Secured Revolving Credit Facility	$—	$250,000	LIBOR + 2.75%	(1)	March 2018
2016 Senior Secured Credit Facility	498,648	—	LIBOR + 4.50%	(2)	July 2020
Mortgages collateralized by net lease assets	249,987	239,547	3.875% - 7.26%	(3)	Various through 2032
2012 Tranche A-2 Facility	—	339,717	LIBOR + 5.75%	(4)	—
Total secured credit facilities and mortgages	748,635	829,264
Unsecured notes:
5.875% senior notes	—	261,403	5.875%		—
3.875% senior notes	—	265,000	3.875%		—
3.00% senior convertible notes(5)	—	200,000	3.00%		—
1.50% senior convertible notes(6)	—	200,000	1.50%		—
5.85% senior notes	99,722	99,722	5.85%		March 2017
9.00% senior notes	275,000	275,000	9.00%		June 2017
4.00% senior notes(7)	550,000	550,000	4.00%		November 2017
7.125% senior notes	300,000	300,000	7.125%		February 2018
4.875% senior notes(8)	300,000	300,000	4.875%		July 2018
5.00% senior notes(9)	770,000	770,000	5.00%		July 2019
6.50% senior notes(10)	275,000	—	6.50%		July 2021
Total unsecured notes	2,569,722	3,221,125
Other debt obligations:
Trust preferred securities	100,000	100,000	LIBOR + 1.50%		October 2035
Total debt obligations	3,418,357	4,150,389
Debt discounts and deferred financing costs, net	(28,449)	(31,566)
Total debt obligations, net (11)	$3,389,908	$4,118,823
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(1)
The loan bears interest at the Company's election of either (i) a base rate, which is the greater of (a) prime, (b) federal funds plus 0.5% or (c) LIBOR plus 1.0% and subject to a margin ranging from 1.25% to 1.75%, or (ii) LIBOR subject to a margin ranging from 2.25% to 2.75%. At maturity, the Company may convert outstanding borrowings to a one year term loan which matures in quarterly installments through March 2019.

(2)
The loan bears interest at the Company's election of either (i) a base rate, which is the greater of (a) prime, (b) federal funds plus 0.5% or (c) LIBOR plus 1.0% and subject to a margin of 3.5% or (ii) LIBOR subject to a margin of 4.5% with a minimum LIBOR rate of 1.0%.

(3)	As of December 31, 2016 and 2015, includes a loan with a floating rate of LIBOR plus 2.00%. As of December 31, 2016, the weighted average interest rate of these loans is 5.1%.

(4)	The loan had a LIBOR floor of 1.25%.

(5)
The Company's 3.00% senior convertible fixed rate notes due November 2016 ("3.00% Convertible Notes") were convertible at the option of the holders, into 85.0 shares per $1,000 principal amount of 3.00% Convertible Notes, at $11.77 per share at any time prior to the close of business on November 14, 2016. $9.6 million principal amount of the 3.00% Convertible Notes were converted into 0.8 million shares of common stock.

(6)
The Company's 1.50% senior convertible fixed rate notes due November 2016 ("1.50% Convertible Notes") were convertible at the option of the holders, into 57.8 shares per $1,000 principal amount of 1.50% Convertible Notes, at $17.29 per share at any time prior to the close of business on November 14, 2016. None of the 1.50% Convertible Notes were converted into shares of common stock.

(7)	The Company can prepay these senior notes without penalty beginning August 1, 2017.

(8)	The Company can prepay these senior notes without penalty beginning January 1, 2018.

(9)	The Company can prepay these senior notes without penalty beginning July 1, 2018.

(10)	The Company can prepay these senior notes without penalty beginning July 1, 2020.

(11)	The Company capitalized interest relating to development activities of $5.8 million, $5.3 million and $4.9 million for the years ended December 31, 2016 2015 and 2014, respectively.

Future Scheduled Maturities—As of December 31, 2016, future scheduled maturities of outstanding debt obligations are as follows ($ in thousands):

	Unsecured Debt	Secured Debt	Total
2017(1)	$924,722	$—	$924,722
2018	600,000	11,196	611,196
2019	770,000	29,191	799,191
2020	—	498,648	498,648
2021	275,000	119,860	394,860
Thereafter	100,000	89,740	189,740
Total principal maturities	2,669,722	748,635	3,418,357
Unamortized discounts and deferred financing costs, net	(18,426)	(10,023)	(28,449)
Total debt obligations, net	$2,651,296	$738,612	$3,389,908

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(1)
The Company has $924.7 million of debt obligations maturing in three separate tranches during 2017, and $311.2 million of other debt obligations maturing before the end of February 2018, as listed in the debt obligations table above. The Company's plans to satisfy these obligations primarily consist of accessing the debt and/or equity markets to obtain capital to satisfy the maturing obligations. In addition, management intends to execute on its business strategy of disposing of assets and selling interests in business lines as well as collecting loan repayments from borrowers to further generate available liquidity. Should these sources of capital not be sufficiently available, the Company will slow its pace of making new investments and will need to identify alternative sources of capital. As of February 23, 2017, the Company had approximately $710.7 million of cash and available capacity under existing borrowing arrangements.

2016 Senior Secured Credit Facility—In June 2016, the Company entered into a senior secured credit facility of $450.0 million (the "2016 Senior Secured Credit Facility"). In August 2016, the Company upsized the facility to $500.0 million. The initial $450.0 million of the 2016 Senior Secured Credit Facility was issued at 99% of par and the upsize was issued at par. The 2016 Senior Secured Credit Facility bears interest at a floating rate of LIBOR plus 4.50% with a 1.00% LIBOR floor. Subsequent to December 31, 2016, the Company repriced the 2016 Senior Secured Credit Facility to LIBOR plus 3.75% with a 1.00% LIBOR floor. The 2016 Senior Secured Credit Facility is collateralized 1.25x by a first lien on a fixed pool of assets. Proceeds from principal repayments and sales of collateral are applied to amortize the 2016 Senior Secured Credit Facility. Proceeds received for interest, rent, lease payments and fee income are retained by the Company. The Company may also make optional prepayments, subject to prepayment fees, and is required to repay 0.25% of the principal amount outstanding on the first business day of each quarter beginning on October 3, 2016. Proceeds from the 2016 Senior Secured Credit Facility, together with cash on hand, were primarily used to repay in full the remaining $323.2 million 2012 Secured Tranche A-2 Facility and repay the $245.0 million balance outstanding on the 2015 Secured Revolving Credit Facility (as defined below).
In connection with the 2016 Senior Secured Credit Facility, the Company incurred $4.5 million of lender fees, substantially all of which was capitalized in "Debt obligations, net" on the Company's consolidated balance sheets. The Company also incurred $6.2 million in third party fees, of which $4.3 million was capitalized in “Debt obligations, net” on the Company's consolidated balance sheets, as it related to new lenders, and $1.9 million was recognized in “Other expense” in the Company's consolidated statements of operations as it related primarily to those lenders from the original facility that modified their debt under the new facility.

2016 Secured Term Loan—In December 2016, the Company arranged a $170.0 million delayed draw secured term loan (the "2016 Secured Term Loan"). The 2016 Secured Term Loan bears interest at a rate of LIBOR + 1.50%. As of December 31, 2016, the Company had not yet drawn on the 2016 Secured Term Loan.

2015 Secured Revolving Credit Facility—In March 2015, the Company entered into a secured revolving credit facility with a maximum capacity of $250.0 million (the "2015 Secured Revolving Credit Facility"). Borrowings under this credit facility bear interest at a floating rate indexed to one of several base rates plus a margin which adjusts upward or downward based upon the Company's corporate credit rating. An undrawn credit facility commitment fee ranges from 0.375% to 0.5%, based on average utilization each quarter. During the year ended December 31, 2016, the weighted average cost of the credit facility was 3.19%. Commitments under the revolving facility mature in March 2018. At maturity, the Company may convert outstanding borrowings to a one year term loan which matures in quarterly installments through March 2019. As of December 31, 2016, the Company had $250.0 million of borrowing capacity available under the 2015 Secured Revolving Credit Facility.
2012 Secured Credit Facilities—In March 2012, the Company entered into an $880.0 million senior secured credit agreement providing for two tranches of term loans: a $410.0 million 2012 A-1 tranche due March 2016, which accrued interest at a rate of LIBOR + 4.00% (the "2012 Secured Tranche A-1 Facility"), and a $470.0 million 2012 A-2 tranche due March 2017, which accrued interest at a rate of LIBOR + 5.75% (the "2012 Secured Tranche A-2 Facility," together the "2012 Secured Credit Facilities"). The 2012 A-1 and A-2 tranches were issued at 98.0% of par and 98.5% of par, respectively, and both tranches included a LIBOR floor of 1.25%.

The 2012 Secured Tranche A-1 Facility was fully repaid in August 2013. In June 2016, proceeds from the 2016 Senior Secured Credit Facility were used to repay in full the remaining 2012 Secured Tranche A-2 Facility. During the years ended December 31, 2016, 2015 and 2014, repayments of the 2012 Secured Tranche A-2 Facility prior to maturity resulted in losses on early extinguishment of debt of $1.2 million, $0.3 million and $1.5 million, respectively, related to the accelerated amortization of discounts and unamortized deferred financing fees on the portion of the facility that was repaid. These amounts are included in "Loss on early extinguishment of debt, net" in the Company's consolidated statements of operations.

Unsecured Notes—In March 2016, the Company repaid its $261.4 million principal amount of 5.875% senior unsecured notes at maturity using available cash. In addition, the Company issued $275.0 million principal amount of 6.50% senior unsecured notes due July 2021. Proceeds from the offering were primarily used to repay in full the $265.0 million principal amount of senior unsecured notes due July 2016 and repay $5.0 million of the 2015 Secured Revolving Credit Facility. In addition, the Company retired its $200.0 million principal amount of 3.0% senior unsecured convertible notes due November 2016 with available cash after the conversion of $9.6 million principal amount into 0.8 million shares of the Company's common stock. The Company also repurchased and retired its $200.0 million principal amount of 1.50% senior unsecured convertible notes due November 2016 using available cash. During the year ended December 31, 2016, repayments of unsecured notes prior to maturity resulted in losses on early extinguishment of debt of $0.4 million. This amount is included in "Loss on early extinguishment of debt, net" in the Company's consolidated statements of operations.

Encumbered/Unencumbered Assets—As of December 31, 2016 and 2015, the carrying value of the Company's encumbered and unencumbered assets by asset type are as follows ($ in thousands):

	As of December 31,
	2016		2015
	Encumbered Assets	Unencumbered Assets	Encumbered Assets	Unencumbered Assets
Real estate, net	$881,212	$506,062	$723,710	$767,065
Real estate available and held for sale	—	237,531	103,604	182,511
Land and development, net	35,165	910,400	17,714	984,249
Loans receivable and other lending investments, net(1)(2)	172,581	1,142,050	170,162	1,314,823
Other investments	—	214,406	22,352	231,820
Cash and other assets	—	590,299	—	962,782
Total	$1,088,958	$3,600,748	$1,037,542	$4,443,250
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(1)	As of December 31, 2016 and 2015, the amounts presented exclude general reserves for loan losses of $23.3 million and $36.0 million, respectively.

(2)	As of December 31, 2016 and 2015, the amounts presented exclude loan participations of $159.1 million and $153.0 million, respectively.

Debt Covenants

The Company's outstanding unsecured debt securities contain corporate level covenants that include a covenant to maintain a ratio of unencumbered assets to unsecured indebtedness of at least 1.2x and a covenant not to incur additional indebtedness (except for incurrences of permitted debt), if on a pro forma basis, the Company's consolidated fixed charge coverage ratio, determined in accordance with the indentures governing the Company's debt securities, is 1.5x or lower. If any of the Company's covenants are breached and not cured within applicable cure periods, the breach could result in acceleration of its debt securities unless a waiver or modification is agreed upon with the requisite percentage of the bondholders. If the Company's ability to incur additional indebtedness under the fixed charge coverage ratio is limited, the Company is permitted to incur indebtedness for the purpose of refinancing existing indebtedness and for other permitted purposes under the indentures.

The Company's 2016 Senior Secured Credit Facility and the 2015 Secured Revolving Credit Facility contain certain covenants, including covenants relating to collateral coverage, dividend payments, restrictions on fundamental changes, transactions with affiliates, matters relating to the liens granted to the lenders and the delivery of information to the lenders. In particular, the 2016 Senior Secured Credit Facility requires the Company to maintain collateral coverage of at least 1.25x outstanding borrowings on the facility. The 2015 Secured Revolving Credit Facility is secured by a borrowing base of assets and requires the Company to maintain both collateral coverage of at least 1.5x outstanding borrowings on the facility and a consolidated ratio of cash flow to fixed charges of at least 1.5x. The 2015 Secured Revolving Credit Facility does not require that proceeds from the borrowing base be used to pay down outstanding borrowings provided the collateral coverage remains at least 1.5x outstanding borrowings on the facility. To satisfy this covenant, the Company has the option to pay down outstanding borrowings or substitute assets in the borrowing base. In addition, for so long as the Company maintains its qualification as a REIT, the 2016 Senior Secured Credit Facility and the 2015 Secured Revolving Credit Facility permit the Company to distribute 100% of its REIT taxable income on an annual basis (prior to deducting certain cumulative net operating loss ("NOL") carryforwards). The Company may not pay common dividends if it ceases to qualify as a REIT.

The Company's 2016 Senior Secured Credit Facility and the 2015 Secured Revolving Credit Facility contain cross default provisions that would allow the lenders to declare an event of default and accelerate the Company's indebtedness to them if the Company fails to pay amounts due in respect of its other recourse indebtedness in excess of specified thresholds or if the lenders under such other indebtedness are otherwise permitted to accelerate such indebtedness for any reason. The indentures governing the Company's unsecured public debt securities permit the bondholders to declare an event of default and accelerate the Company's indebtedness to them if the Company's other recourse indebtedness in excess of specified thresholds is not paid at final maturity or if such indebtedness is accelerated.